Legal Proceeding (Details Textual)	12 Months Ended
Jun. 30, 2017 USD ($)
Litigation Settlement, Amount Awarded from Other Party	$ 285,818
Litigation Settlement, Amount Awarded to Other Party	3,575,673
Loss Contingency, Loss in Period	4,417,765
Loss Contingencies Indemnification Balances	$ 3,499,219